UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        OPPENHEIMER QUEST FOR VALUE FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--71.3%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.2%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Harley-Davidson, Inc.                                                     2,000,000     $  106,380,000
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
Royal Caribbean Cruises Ltd. 1                                            6,300,000        286,335,000
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Amazon.com, Inc. 2                                                        1,500,000         67,755,000
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.3%
Kohl's Corp. 2                                                            4,500,000        253,575,000
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Best Buy Co., Inc.                                                        1,000,000         76,600,000
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                         1,000,000         66,220,000
                                                                                        ---------------
                                                                                           142,820,000
CONSUMER STAPLES--4.6%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.2%
Wal-Mart Stores, Inc.                                                     5,000,000        246,750,000
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Avon Products, Inc.                                                       3,228,500        105,604,235
ENERGY--8.8%
-------------------------------------------------------------------------------------------------------
OIL & GAS--8.8%
ConocoPhillips                                                            8,500,000        532,015,000
-------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                          4,000,000        140,360,000
                                                                                        ---------------
                                                                                           672,375,000
FINANCIALS--13.2%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc.                                                           3,000,000        130,500,000
-------------------------------------------------------------------------------------------------------
INSURANCE--11.5%
AMBAC Financial Group, Inc.                                               2,540,000        182,473,600
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                        7,000,000        421,400,000
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                             3,000,000        241,710,000
-------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                       1,751,366         33,538,659
                                                                                        ---------------
                                                                                           879,122,259
HEALTH CARE--10.1%
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Boston Scientific Corp. 2                                                 5,000,000        144,750,000
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
WellPoint, Inc. 2                                                         1,600,000        113,184,000
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.7%
Forest Laboratories, Inc. 2                                               1,936,900         77,321,048
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                             10,000,000        265,000,000
-------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                    4,000,000        173,200,000
                                                                                        ---------------
                                                                                           515,521,048
INDUSTRIALS--8.5%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Co.                                                                  754,000         49,771,540
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.9%
Apollo Group, Inc., Cl. A 2                                               1,414,100        106,269,615
-------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 2                                                       2,700,000        117,720,000
-------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
H&R Block, Inc.                                                           2,612,782     $  148,824,063
                                                                                        ---------------
                                                                                           372,813,678
-------------------------------------------------------------------------------------------------------
MACHINERY--3.0%
Eaton Corp.                                                               3,500,000        228,690,000
INFORMATION TECHNOLOGY--11.8%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc. 2                                                    15,500,000        296,825,000
-------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                6,000,000         95,700,000
                                                                                        ---------------
                                                                                           392,525,000
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Flextronics International Ltd. 2                                         12,400,000        167,896,000
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
Texas Instruments, Inc.                                                   4,000,000        127,040,000
-------------------------------------------------------------------------------------------------------
SOFTWARE--2.9%
Cadence Design Systems, Inc. 2                                            6,000,000         96,540,000
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 2                                                            3,903,400        122,566,760
                                                                                        ---------------
                                                                                           219,106,760
MATERIALS--3.1%
-------------------------------------------------------------------------------------------------------
METALS & MINING--3.1%
Inco Ltd.                                                                 5,900,000        241,782,000
                                                                                        ---------------
Total Common Stocks (Cost $4,833,495,490)                                                5,464,296,520

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.1%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.625%, 3/15/09 1 (Cost $83,441,472)                $84,955,000         80,786,938
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--24.4%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.6%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.2%
DaimlerChrysler NA Holdings Corp., 6.40% Nts., 5/15/06                   34,100,000         34,650,715
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06                        20,060,000         20,142,828
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06                     38,505,000         38,812,077
                                                                                        ---------------
                                                                                            93,605,620
-------------------------------------------------------------------------------------------------------
MEDIA--1.4%
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                      8,500,000         10,648,656
-------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.11% Nts., 8/15/06                              28,200,000         29,150,932
-------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06                                    38,950,000         39,356,287
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                    24,350,000         24,759,884
                                                                                        ---------------
                                                                                           103,915,759
CONSUMER STAPLES--4.2%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub. Nts., 5/15/07           41,139,000         41,770,155
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                   24,360,000         24,072,942
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.15% Sr. Unsec. Nts., 3/1/06                             40,125,000         40,463,214
                                                                                        ---------------
                                                                                            64,536,156
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06                 43,810,000         42,802,458
-------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
-------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                        $43,500,000     $   41,572,776
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                  46,350,000         46,507,080
-------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                        42,910,000         44,297,409
                                                                                        ---------------
                                                                                           175,179,723
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                         43,230,000         42,117,000
ENERGY--1.4%
-------------------------------------------------------------------------------------------------------
OIL & GAS--1.4%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                           43,790,000         43,091,112
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                           38,950,000         39,526,888
-------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                         24,350,000         24,910,269
                                                                                        ---------------
                                                                                           107,528,269
FINANCIALS--7.4%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts.,
4/15/07                                                                  37,650,000         38,486,621
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
Household Finance Corp., 7% Nts., 5/15/12                                20,000,000         22,308,060
-------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                               43,615,000         42,433,557
-------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                         40,300,000         39,499,924
-------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                                      40,680,000         40,922,412
-------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                         30,080,000         29,764,762
                                                                                        ---------------
                                                                                           174,928,715
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Credit Corp., 3% Nts., 5/16/08                          19,460,000         18,741,303
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
American Express Co., 5.50% Nts., 9/12/06                                41,100,000         41,567,430
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.50% Nts., 5/1/06                        38,970,000         39,640,596
-------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                    15,000,000         17,296,965
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                          26,426,000         26,732,013
6% Nts., 2/21/12                                                         15,000,000         16,042,350
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12           25,000,000         26,126,900
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                46,725,000         47,456,246
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.15% Nts., Series B, 1/26/06                 38,390,000         38,770,752
                                                                                        ---------------
                                                                                           253,633,252
-------------------------------------------------------------------------------------------------------
INSURANCE--1.1%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                  39,050,000         37,605,228
-------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec. Unsub. Nts.,        41,960,000         42,721,448
6/1/07
                                                                                        ---------------
                                                                                            80,326,676
INDUSTRIALS--4.2%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                10,000,000         10,986,790
-------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                             40,930,000         40,305,531
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                            43,840,000         43,531,717
-------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                        43,810,000         45,596,747
                                                                                        ---------------
                                                                                           140,420,785
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                   43,830,000         42,568,222
-------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                          $15,100,000     $   15,469,920
-------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                   8,740,000          9,180,487
                                                                                        ---------------
                                                                                            24,650,407
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                                            24,340,000         24,544,334
6% Nts., 6/15/12                                                         19,700,000         21,104,551
-------------------------------------------------------------------------------------------------------
Tyco International Group SA, 5.80% Nts., 8/1/06                          38,980,000         39,526,928
                                                                                        ---------------
                                                                                            85,175,813
-------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
John Deere Capital Corp., 3.125% Sr. Nts., Series D, 12/15/05            29,200,000         29,114,794
INFORMATION TECHNOLOGY--0.5%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Motorola, Inc., 4.608% Nts., 11/16/07                                    38,960,000         38,970,597
MATERIALS--1.6%
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Temple-Inland, Inc., 5.003% Nts., 5/17/07                                39,190,000         39,256,388
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                              44,705,000         44,606,157
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Weyerhaeuser Co., 6% Unsec. Unsub. Nts., 8/1/06                          38,950,000         39,525,993
TELECOMMUNICATION SERVICES--1.4%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                         39,450,000         39,899,533
-------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                                    24,350,000         24,568,298
7.375% Sr. Nts., 9/1/12                                                  15,000,000         17,265,765
                                                                                        ---------------
                                                                                            81,733,596
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06              24,740,000         25,179,778
UTILITIES--1.1%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Dominion Resources, Inc., 3.66% Sr. Nts., Series A, 11/15/06             43,845,000         43,363,670
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06                        42,760,000         42,740,031
                                                                                        ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,885,436,421)                    1,872,075,480
-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.4%
-------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.15%, 8/8/05                             50,000,000         49,968,500
-------------------------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc.:                                        50,000,000         49,954,917
3.25%, 8/11/05
3.28%, 8/10/05                                                           49,000,000         48,959,820
3.39%, 8/25/05                                                           22,000,000         21,950,280
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3%, 8/1/05                                       12,000,000         12,000,000
                                                                                        ---------------
Total Short-Term Notes (Cost $182,833,517)                                                 182,833,517


4               |               Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $6,985,206,900)                           $7,599,992,455
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.4%
-------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Trust Money Market Securities, Series A-2, 3.46%, 8/15/05 3              10,000,000         10,000,000
-------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.48%, 9/15/05 3                            12,000,000         12,000,000
                                                                                        ---------------
                                                                                            22,000,000
-------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Protective Life Insurance Co., 3.80%, 10/31/05 3                          2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 1.33% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,277,708) with Bank of America NA, 3.33%, dated 7/29/05, to be repurchased at $13,317,092 on 8/1/05, collateralized by U.S.
Agency Mortgages, 0.00%, 8/1/20--8/1/35, with a value of
$1,020,000,000 3                                                         13,313,395         13,313,395
-------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement (Principal
Amount/Value $3,200,000,000, with a maturity value of
$3,200,891,333) with Nomura Securities, 3.34%, dated 7/29/05, to be repurchased at $20,005,571 on 8/1/05, collateralized by U.S.
Agency Mortgages, 2.90%--6%, 4/15/19--4/1/42, with a value of
$3,264,000,000 3                                                         20,000,000         20,000,000
                                                                                        ---------------
                                                                                            33,313,395
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.1%
Goldman Sachs Group LP, 3.43%, 8/1/05 3                                   7,000,000          7,000,000
-------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.2%
American Express Credit Corp., 3.43%, 8/16/05 3                           4,943,902          4,943,902
-------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.42%, 9/6/05 3                            10,000,976         10,000,976
                                                                                        ---------------
                                                                                            14,944,878
-------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.3%
Landesbank Baden-Wuerttemberg, NY, 3.48%, 9/29/05 3                      14,993,834         14,993,834
-------------------------------------------------------------------------------------------------------
Natexis Banques Populaires, NY, 3.42%, 8/16/05 3                          8,996,493          8,996,493
                                                                                        ---------------
                                                                                            23,990,327
                                                                                        ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost  $103,248,600)                                                     103,248,600
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,088,455,500)                             100.6%     7,703,241,055
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.6)       (44,464,151)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $7,658,776,904
                                                                        ===============================

Footnotes to Statement of Investments

1. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

2. Non-income producing security.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.


5               |               Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $7,113,959,252
                                              ===============

Gross unrealized appreciation                 $  715,304,258
Gross unrealized depreciation                   (126,022,455)
                                              ---------------
Net unrealized appreciation                   $  589,281,803
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


6               |               Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2005, the Fund had on loan securities valued at $183,782,754. Collateral of $187,771,485 was received for the loans, of which $103,248,600 was received in cash and subsequently invested in approved instruments.


7               |               Oppenheimer Quest Balanced Fund


Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--65.6%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.0%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Carnival Corp.                                                               58,400     $    3,060,160
-------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                         230,500         15,782,335
                                                                                        ---------------
                                                                                            18,842,495
-------------------------------------------------------------------------------------------------------
MEDIA--10.0%
Discovery Holding Co., Cl. A                                                751,810         10,728,329
-------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                          1,813,152         86,015,931
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                7,518,100         66,084,099
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         929,200         31,118,908
                                                                                        ---------------
                                                                                           193,947,267
CONSUMER STAPLES--5.2%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Wal-Mart Stores, Inc.                                                       445,900         22,005,165
-------------------------------------------------------------------------------------------------------
TOBACCO--4.1%
Altria Group, Inc.                                                        1,188,200         79,561,872
ENERGY--4.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Halliburton Co.                                                             329,100         18,446,055
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
BP plc, ADR                                                                 723,900         47,690,532
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               89,200          5,583,028
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                         102,200          9,081,492
-------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 164,900          8,668,793
                                                                                        ---------------
                                                                                            71,023,845
FINANCIALS--10.3%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
Bank of America Corp.                                                       269,200         11,737,120
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                           307,100         18,837,514
                                                                                        ---------------
                                                                                            30,574,634
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
Alliance Capital Management Holding LP                                      209,000          9,515,770
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                 233,000         19,222,500
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             760,633         33,087,536
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                              197,500         20,763,175
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                              126,200          6,694,910
                                                                                        ---------------
                                                                                            89,283,891
-------------------------------------------------------------------------------------------------------
INSURANCE--3.0%
American International Group, Inc.                                          126,400          7,609,280
-------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                       284,300          6,780,555
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       138,700         13,509,380
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                             990,800         31,071,488
                                                                                        ---------------
                                                                                            58,970,703
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                                                 322,400         11,606,400
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                                 147,100          9,308,488
                                                                                        ---------------
                                                                                            20,914,888


1               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
HEALTH CARE--8.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Wyeth                                                                       565,200     $   25,857,900
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Cooper Cos., Inc. (The)                                                     106,300          7,302,810
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
WellPoint, Inc.                                                             291,600         20,627,784
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
GlaxoSmithKline plc, ADR                                                    289,600         13,738,624
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              1,195,100         31,670,150
-------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR 2                                                  1,266,200         54,826,460
                                                                                        ---------------
                                                                                           100,235,234
INDUSTRIALS--7.8%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Empresa Brasileira de Aeronautica SA, ADR 2                                 200,300          6,477,702
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                             1,060,000         41,636,800
-------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                  1,673,800         19,282,176
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                192,400          7,567,092
                                                                                        ---------------
                                                                                            74,963,770
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.3%
Cendant Corp.                                                             2,832,100         60,493,656
-------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                 233,500          3,205,955
                                                                                        ---------------
                                                                                            63,699,611
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
Tyco International Ltd.                                                     428,900         13,068,583
INFORMATION TECHNOLOGY--13.6%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc.                                                       1,406,200         26,928,730
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.4%
EMC Corp.                                                                   693,100          9,488,539
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       437,900         36,547,134
                                                                                        ---------------
                                                                                            46,035,673
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
CSG Systems International, Inc.                                             247,100          4,608,415
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
ATI Technologies, Inc. 1                                                    548,100          6,900,579
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                 322,400          8,749,936
                                                                                        ---------------
                                                                                            15,650,515
-------------------------------------------------------------------------------------------------------
SOFTWARE--8.8%
Compuware Corp.                                                           1,529,800         12,896,214
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           1,353,200         34,655,452
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                            2,773,400         16,862,272
-------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                              663,500         12,281,385
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2,3                                 3,837,850         94,449,489
                                                                                        ---------------
                                                                                           171,144,812
MATERIALS--1.0%
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
Companhia Vale do Rio Doce, Sponsored ADR                                   677,900         18,879,515


2               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

                                                                             SHARES              VALUE
TELECOMMUNICATION SERVICES--1.7%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1                                                        1,733,400     $   22,516,866
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Vodafone Group plc, Sponsored ADR                                           414,300         10,701,369
UTILITIES--2.4%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
AES Corp. (The) 1                                                         1,653,200         26,533,860
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc.                                                            148,200          5,683,470
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                    1,022,100         13,553,046
                                                                                        ---------------
                                                                                            45,770,376
                                                                                        ---------------
Total Common Stocks (Cost $1,175,052,476)                                                1,271,562,778

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.0%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.75%, 11/15/05 4 (Cost $57,544,335)                $57,000,000         57,367,422
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--31.9% 5
-------------------------------------------------------------------------------------------------------
Undivided interest of 40.38% in joint repurchase agreement
(Principal Amount/Value $765,696,000, with a maturity value of
$765,904,652) with UBS Warburg LLC, 3.27%, dated 7/29/05, to be repurchased at $309,274,254 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759                                                            309,190,000        309,190,000
-------------------------------------------------------------------------------------------------------
Undivided interest of 98.22% in joint repurchase agreement
(Principal Amount/Value $314,590,000, with a maturity value of
$314,674,939) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.24%, dated 7/29/05, to be repurchased at
$309,083,430 on 8/1/05, collateralized by U.S. Treasury Bonds,
7.125%--9.25%, 2/15/16--2/15/23, with a value of $321,053,872           309,000,000        309,000,000
                                                                                        ---------------
Total Joint Repurchase Agreements (Cost $618,190,000)                                      618,190,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,850,786,811)                            1,947,120,200
-------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.8%
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.8%
Undivided interest of 1.51% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,277,708) with Bank of America NA, 3.33%, dated 7/29/05, to be repurchased at $15,153,772 on 8/1/05, collateralized by U.S.
Agency Mortgages, 0.00%, 8/1/20--8/1/35, with a value of
$1,020,000,000 6 (Cost $15,149,565)                                      15,149,565         15,149,565
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,865,936,376)                             101.3%     1,962,269,765
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (1.3)       (25,686,958)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $1,936,582,807
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of July 31, 2005 amounts to $94,449,489. Transactions during the period in which the issuer was an affiliate are as follows:

                        SHARES                                            SHARES
                   OCTOBER 31,           GROSS            GROSS         JULY 31,
                          2004        ADDITION        REDUCTION             2005
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc.              --       4,138,050          300,200        3,837,850

                                                       DIVIDEND         REALIZED
                                         VALUE           INCOME             GAIN
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc.                    $ 94,449,489      $        --     $  1,912,042

4. All or a portion of the security is held in segregated accounts to satisfy margin requirements on open short positions.

5. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. See accompanying Notes to Quarterly Statement of Investments.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCK SHORT SECURITY--(0.3)%
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1 (Cost $(6,788,679))          (113,100)     $ (6,514,560)


4               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,864,114,659
                                              ===============

Gross unrealized appreciation                 $  117,872,422
Gross unrealized depreciation                    (26,231,876)
                                              ---------------
Net unrealized appreciation                   $   91,640,546
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a


5               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statements of Operations and Changes in Net Assets.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency


6               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency


7               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2005, the Fund had on loan securities valued at $14,741,318. Collateral of $15,149,565 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


8               |               Oppenheimer Quest Opportunity Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.3%
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.6%
Source Information Management Co. (The) 1                                   800,000     $    9,952,000
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
AFC Enterprises, Inc.                                                       450,000          6,160,500
-------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                           1,000,000         27,380,000
                                                                                        ---------------
                                                                                            33,540,500
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
Jarden Corp. 1                                                              450,000         17,262,000
-------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                     325,000         11,037,000
                                                                                        ---------------
                                                                                            28,299,000
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
ValueVision Media, Inc., Cl. A 1,2                                        2,500,000         29,600,000
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.9%
Marvel Enterprises, Inc. 1                                                  500,000          9,695,000
-------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                    425,000         23,502,500
                                                                                        ---------------
                                                                                            33,197,500
-------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Liberty Global, Inc., Series A 1                                            862,000         40,893,280
-------------------------------------------------------------------------------------------------------
Navarre Corp. 1,2                                                         2,000,000         14,260,000
-------------------------------------------------------------------------------------------------------
Regal Entertainment Group                                                   550,000         10,620,500
                                                                                        ---------------
                                                                                            65,773,780
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Blockbuster, Inc., Cl. A                                                  1,450,000         12,571,500
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                    650,000          5,297,500
-------------------------------------------------------------------------------------------------------
Golf Galaxy, Inc. 1                                                          33,300            619,713
-------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                                                    78,700          1,436,275
                                                                                        ---------------
                                                                                            19,924,988
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Quicksilver, Inc. 1                                                       1,500,000         25,185,000
-------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                 675,000         16,436,250
                                                                                        ---------------
                                                                                            41,621,250
CONSUMER STAPLES--0.9%
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Premium Standard Farms, Inc.                                                975,000         14,625,000
ENERGY--8.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
FMC Technologies, Inc. 1                                                    250,000          9,062,500
-------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                              175,000          9,161,250
-------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., Non-Vtg. 1,2                                   600,000         16,254,000
-------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                 825,000         21,466,500
-------------------------------------------------------------------------------------------------------
Superior Well Services, Inc. 1                                               44,000            806,080
                                                                                        ---------------
                                                                                            56,750,330
-------------------------------------------------------------------------------------------------------
OIL & GAS--5.3%
Alon USA Energy, Inc. 1                                                      64,100          1,137,775
-------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Energy Partners Ltd. 1                                                      800,000     $   21,168,000
-------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                          500,000          9,820,000
-------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                        300,000         19,722,000
-------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                       225,000          8,673,750
-------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                       750,000         22,905,000
-------------------------------------------------------------------------------------------------------
Warren Resources, Inc. 1                                                    600,000          6,528,000
                                                                                        ---------------
                                                                                            89,954,525
FINANCIALS--21.8%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.8%
BankAtlantic Bancorp, Inc.                                                  950,000         17,043,000
-------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                      400,000         13,572,000
-------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                  375,000         18,787,500
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                    400,000         15,612,000
                                                                                        ---------------
                                                                                            65,014,500
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
Affiliated Managers Group, Inc. 1                                           350,000         24,955,000
-------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                   1,000,000         17,990,000
-------------------------------------------------------------------------------------------------------
Hercules Technology Growth Capital, Inc. 1,2                                600,000          7,800,000
                                                                                        ---------------
                                                                                            50,745,000
-------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
Assured Guaranty Ltd.                                                       300,000          7,155,000
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       125,000         12,175,000
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                  1,300,000         16,380,000
-------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                         700,000         24,269,000
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                       150,000          6,534,000
-------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                        700,000         17,234,000
                                                                                        ---------------
                                                                                            83,747,000
-------------------------------------------------------------------------------------------------------
REAL ESTATE--5.9%
BioMed Realty Trust, Inc.                                                   700,000         17,801,000
-------------------------------------------------------------------------------------------------------
Columbia Equity Trust, Inc. 1,2                                             650,000         10,127,000
-------------------------------------------------------------------------------------------------------
Deerfield Triarc Capital Corp. 1                                          1,000,000         15,000,000
-------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                               1,000,000         12,010,000
-------------------------------------------------------------------------------------------------------
Newcastle Investment Corp.                                                  800,000         24,720,000
-------------------------------------------------------------------------------------------------------
NorthStar Realty Finance Corp. 2                                          2,000,000         21,000,000
                                                                                        ---------------
                                                                                           100,658,000
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--4.2%
Bank Mutual Corp.                                                           650,000          7,192,250
-------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                          1,100,000         21,824,000
-------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1                                                       400,000          7,348,000
-------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                              1,200,000         17,340,000
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                       450,000         18,427,500
                                                                                        ---------------
                                                                                            72,131,750
HEALTH CARE--4.8%
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Cooper Cos., Inc. (The)                                                     300,000         20,610,000
-------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Thermo Electron Corp. 1                                                     325,000     $    9,704,500
                                                                                        ---------------
                                                                                            30,314,500
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Manor Care, Inc.                                                            600,000         22,776,000
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                     400,000         19,868,000
                                                                                        ---------------
                                                                                            42,644,000
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Andrx Corp. 1                                                               500,000          9,275,000
INDUSTRIALS--16.4%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
BE Aerospace, Inc. 1                                                      1,000,000         17,530,000
-------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                  2,200,000         25,344,000
                                                                                        ---------------
                                                                                            42,874,000
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Builders FirstSource, Inc. 1                                                500,000         10,000,000
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Quanta Services, Inc. 1                                                   1,250,000         13,150,000
-------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                 275,000         10,298,750
                                                                                        ---------------
                                                                                            23,448,750
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
AMETEK, Inc.                                                                600,000         24,720,000
-------------------------------------------------------------------------------------------------------
MACHINERY--6.6%
Accuride Corp. 1                                                            150,000          1,845,000
-------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                                      550,000         25,591,500
-------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                650,000         18,167,500
-------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                      500,000         20,550,000
-------------------------------------------------------------------------------------------------------
Idex Corp.                                                                  425,000         18,564,000
-------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         275,000         23,320,000
-------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                          128,800          4,057,200
                                                                                        ---------------
                                                                                           112,095,200
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.3%
Old Dominion Freight Line, Inc. 1                                           600,000         19,872,000
-------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                 750,000         19,005,000
                                                                                        ---------------
                                                                                            38,877,000
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.6%
Hughes Supply, Inc.                                                         750,000         21,315,000
-------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1                                                    300,000          6,330,000
                                                                                        ---------------
                                                                                            27,645,000
INFORMATION TECHNOLOGY--10.7%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
Carrier Access Corp. 1                                                    1,566,500          8,302,450
-------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                           750,000          9,082,500
-------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                             750,000         12,427,500
                                                                                        ---------------
                                                                                            29,812,450


3               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Lipman Electronic Engineering Ltd.                                          550,000     $   17,820,000
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Ceridian Corp. 1                                                            700,000         14,651,000
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
ATI Technologies, Inc. 1                                                    750,000          9,442,500
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                           850,000         14,441,500
                                                                                        ---------------
                                                                                            23,884,000
-------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Compuware Corp. 1                                                         2,350,000         19,810,500
-------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                            2,200,000         13,376,000
-------------------------------------------------------------------------------------------------------
SSA Global Technologies, Inc. 1                                             150,000          1,972,500
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                          1,100,000         20,361,000
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                     1,662,300         40,909,203
                                                                                        ---------------
                                                                                            96,429,203
MATERIALS--6.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--4.3%
Airgas, Inc.                                                                250,000          7,375,000
-------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                             550,000         20,955,000
-------------------------------------------------------------------------------------------------------
Celanese Corp., Series A 1                                                  800,000         15,056,000
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                       650,000         18,161,000
-------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                 200,000         12,448,000
                                                                                        ---------------
                                                                                            73,995,000
-------------------------------------------------------------------------------------------------------
METALS & MINING--2.3%
Cleveland-Cliffs, Inc.                                                      125,000          9,088,750
-------------------------------------------------------------------------------------------------------
Inco Ltd.                                                                   200,000          8,196,000
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                          210,000         22,354,500
                                                                                        ---------------
                                                                                            39,639,250
TELECOMMUNICATION SERVICES--1.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
IDT Corp., Cl. B 1                                                        1,200,000         15,588,000
-------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                                          1,200,000         12,264,000
                                                                                        ---------------
                                                                                            27,852,000
UTILITIES--9.3%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.6%
AES Corp. (The) 1                                                         1,250,000         20,062,500
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                        1,400,000         22,176,000
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                          800,000         30,680,000
-------------------------------------------------------------------------------------------------------
Pike Electric Corp. 1                                                     1,100,000         15,873,000
-------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                    1,750,000         23,205,000
                                                                                        ---------------
                                                                                           111,996,500
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Southern Union Co.                                                          550,000         13,992,000
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
Equitable Resources, Inc.                                                   160,000         11,368,000
-------------------------------------------------------------------------------------------------------


4               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
Questar Corp.                                                               310,000     $   21,755,800
                                                                                        ---------------
                                                                                            33,123,800
                                                                                        ---------------
Total Common Stocks (Cost $1,362,908,862)                                                1,640,623,776

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
-------------------------------------------------------------------------------------------------------
Undivided interest of 9.22% in joint repurchase agreement
(Principal Amount/Value $765,696,000, with a maturity value of
$765,904,652) with UBS Warburg LLC, 3.27%, dated 7/29/05, to be repurchased at $70,650,247 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759  (Cost $70,631,000)                                        $70,631,000         70,631,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,433,539,862)                             100.1%     1,711,254,776
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.1)        (1,365,648)
                                                                        -------------------------------
Net Assets                                                                    100.0%    $1,709,889,128
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of July 31, 2005 amounts to $99,041,000. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES                                          SHARES
                          OCTOBER 31,           GROSS           GROSS        JULY 31,
                                 2004       ADDITIONS      REDUCTIONS            2005
-------------------------------------------------------------------------------------
Columbia Equity
Trust, Inc.                        --         650,000              --         650,000
Hercules Technology
Growth Capital, Inc.               --         600,000              --         600,000
Navarre Corp.                      --       2,900,000         900,000       2,000,000
NorthStar Realty
Finance Corp.               1,689,000         311,000              --       2,000,000
Petroleum
Helicopters, Inc.,
Non-Vtg                            --         600,000              --         600,000
ValueVision Media,
Inc., Cl. A                   600,000       1,900,000              --       2,500,000


5               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

                                                             DIVIDEND        REALIZED
                                                VALUE          INCOME            LOSS
-------------------------------------------------------------------------------------
Columbia Equity
Trust, Inc.                              $ 10,127,000       $      --              --
Hercules Technology
Growth Capital, Inc.                        7,800,000              --              --
Navarre Corp.                              14,260,000              --       5,220,123
NorthStar Realty
Finance Corp.                              21,000,000         300,000              --
Petroleum
Helicopters, Inc.,
Non-Vtg                                    16,254,000              --              --
ValueVision Media,
Inc., Cl. A                                29,600,000              --              --
                                         --------------------------------------------
                                         $ 99,041,000       $ 300,000    $  5,220,123
                                         ============================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,443,816,278
                                              ===============

Gross unrealized appreciation                 $  281,909,544
Gross unrealized depreciation                    (14,471,046)
                                              ---------------
Net unrealized appreciation                   $  267,438,498
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when


6               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


7               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


8               |               Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of July 31, 2005, the Fund had no outstanding foreign currency contracts.


9               |               Oppenheimer Small- & Mid- Cap Value Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005